Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Earnings before income tax expense	$ 1,451	$ 1,713
Combined Canadian federal and provincial statutory income tax rate	28.50%	28.00%
Expected federal and provincial taxes at statutory rate	$ 414	$ 480
Expected federal and provincial taxes at statutory rate Increase (decrease) resulting from:
Enactment of U.S. Tax Reform	0	168
Foreign and other statutory rate differentials	(110)	31
Remeasurement of deferred tax liabilities	(44)	0
AFUDC	(14)	(26)
Effects of rate-regulated accounting:
Difference between depreciation claimed for income tax and accounting purposes	(34)	(26)
Items capitalized for accounting purposes but expensed for income tax purposes	(21)	(21)
Other	(26)	(18)
Income tax expense	$ 165	$ 588
Effective tax rate	11.40%	34.30%
Earnings impact	$ 168
Earnings impact on parent	$ 146